Commitments and Contingencies (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 02, 2020	Sep. 04, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 19, 2015
Commitments and Contingencies (Details) [Line Items]
Ordinary shares (in Shares)		2,600	617,880	617,880	617,880
Settlement amount total	$ 1,980
Settlement amount	500
Settlement amount	$ 1,480			$ 1,480
Capital commitments				$ 30,706
Other equity remedies		$ 1,000
Capital Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Capital commitments			$ 9,141
Mr. Xu’s [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary shares (in Shares)						15,400
Mr. Smith [Member]
Commitments and Contingencies (Details) [Line Items]
Commitment, description		(1) a declaration that he owns the 2,600 ordinary shares and (2) various damages and other equitable remedies over $1,000.